Revenues - Summary of Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	¥ 6,577,307	$ 1,008,017	¥ 3,956,353	¥ 2,218,172
Public Cloud Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	5,166,851	791,855	3,458,843	2,110,513
Enterprise Cloud Services Solutions [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	1,368,544	209,739	485,991	94,369
Enterprise Cloud Services Maintenance [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	4,145	635	317
Enterprise Cloud Services Maintenance [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	4,145	635	317
Enterprise Cloud Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	1,372,689	210,374	486,308	94,369
Product and Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	37,767	5,788	11,202	13,290
Product and Service, Other [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	36,611	5,611	¥ 11,202	¥ 13,290
Product and Service, Other [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	¥ 1,156	$ 177